Subsequent Events - Additional Information (Details) - Convertible Debentures - CAD ($)	Dec. 10, 2024	Dec. 09, 2024	Nov. 13, 2024
Disclosure of non-adjusting events after reporting period [line items]
Conversion of convertible debentures	$ 0	$ 200,000	$ 200,000
Conversion of convertible debentures converted to common shares		491,827	411,257